Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Amounts Due from Related Parties [Member] USD ($)	Amounts Due from Related Parties [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] HKD ($)	USD ($)	HKD ($)
Balance at Dec. 31, 2020			$ 3,900		$ 2,042,379		$ (11,228,619)		$ 19,424,994		$ (92,586)		$ 10,150,068
Balance, shares at Dec. 31, 2020 | shares	[1]	11,585,000	11,585,000
Net income									10,349,595				10,349,595
Advance to or Repayment from related parties							(13,003,024)						(13,003,024)
Foreign currency translation adjustments											(14,168)		(14,168)
Balance at Dec. 31, 2021			$ 3,900		2,042,379		(24,231,643)		29,774,589		(106,754)		7,482,471
Balance, shares at Dec. 31, 2021 | shares	[1]	11,585,000	11,585,000
Net income									6,818,599				6,818,599
Advance to or Repayment from related parties							6,117,332						6,117,332
Foreign currency translation adjustments											7,496		7,496
Dividend declared							18,114,311		(28,114,311)				(10,000,000)
Balance at Dec. 31, 2022			$ 3,900		2,042,379				8,478,877		(99,258)		10,425,898
Balance, shares at Dec. 31, 2022 | shares	[1]	11,585,000	11,585,000
Net income									6,628,881			$ 848,670	6,628,881
Advance to or Repayment from related parties
Foreign currency translation adjustments											17,866	2,287	17,866
Dividend declared									(5,329,213)				(5,329,213)
Balance at Dec. 31, 2023		$ 500	$ 3,900	$ 261,478	$ 2,042,379			$ 1,251,910	$ 9,778,545	$ (10,421)	$ (81,392)	$ 1,503,467	$ 11,743,432
Balance, shares at Dec. 31, 2023 | shares	[1]	11,585,000	11,585,000

[1]	Giving retroactive effect to the 1 for 231.7 share split effected on August 11, 2023.